Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Litigation

We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. A disgruntled former contracted consultant has brought an action in Texas state court against the CEO and the Company, alleging fraud and misrepresentation pertaining to stock and payments, all of which have been paid, and all stock has been delivered to him. He has also included a claim of partial ownership of some of the Company’s patents, which is without merit in that any interest he may have had has been assigned to the Company. The claim is frivolous and without merit. The case is being vigorously defended on our behalf by our insurance carrier.

Leases

The Company leases 3,906 square feet of office space in Buda, Texas. The lease for the Buda office began on March 15, 2016 and continues until March 31, 2019. The current monthly rent payment of $7,542 continues until February 28, 2019. On March 1, 2019, the monthly rent payment increases to $7,705. The lease shall be automatically renewed for two one-year periods at a rate of $7,705 per month from April 1, 2019 through March 31, 2020 and a rate of $7,867 per month from April 1, 2020 until March 31, 2021, unless either party to the lease agreement notifies the other of the intent to terminate the lease in writing at least 180 days prior to the expiration of the current term.

The Company also leases 1,005 square feet of office space in Scottsdale, Arizona. The lease for the Scottsdale office began on July 15, 2018 and continues until July 31, 2021. The current monthly rent payment of $1,608 continues until July 31, 2019. From August 1, 2019 to July 31, 2020, the monthly rent payment increases to $1,656, and from August 1, 2020 to July 31, 2021, the monthly rent payment increases to $1,705.

In October 2018, the Company leased an additional 3,859 square feet of office space in Scottsdale, Arizona. The lease for the new Scottsdale office began on October 4, 2018 and continues until October 31, 2021. Annual rent of $77,180 was prepaid for the first year from November 1, 2018 to October 31, 2019. After the first year, the lease requires monthly rent payments of $6,753 from November 1, 2019 to October 31, 2020 and $7,075 from November 1, 2020 to October 31, 2021.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Litigation

We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. A disgruntled former contracted consultant has brought an action in Texas state court against the CEO and the Company, alleging fraud and misrepresentation pertaining to stock and payments, all of which have been paid, and all stock has been delivered to him. He has also included a claim of partial ownership of some of the Company’s patents, which is without merit in that any interest he may have had has been assigned to the Company. The claim is frivolous and without merit. The case is being vigorously defended on our behalf by our insurance carrier.

Employment Contracts

The Company entered into an employment agreement with its Chief Executive Officer on January 1, 2013. The employment agreement will expire on January 1, 2018 and shall automatically renew for another five years unless terminated in accordance with the provisions of the employment agreement. The employment agreement provides for:

i.	A monthly salary of $20,833 per month subject to an annual increase of 10% per year and consistent with the Company policy applicable to other senior executives and officers and approval by the Board of Directors. During the year ended September 30, 2017, the base salary was $360,000.

ii.	A cash bonus of 25% of his annual base salary each year if the Company reaches the following milestones:

a.	The Company posts annual gross revenues on a consolidated basis of at least $5,000,000;

b.	The Company’s earnings before the deduction of income taxes and amortization expenses (“EBITA”), including cash extraordinary items but before officer’s bonuses, on a consolidated basis for any year is at least $1,000,000;

iii.	An automobile allowance of $1,500 per month.

iv.	A medical insurance allowance of $1,500 per month.

v.	In the event the executive’s employment is terminated without cause he will receive the entire contract remaining on the agreement.

The Company has removed other provisions from the original employment agreement.

Leases

The Company leases 3,906 square feet of office space in Buda, Texas. The lease for the Buda office began on March 15, 2016 and continues until March 31, 2019. The current monthly rent payment of $7,542 continues until February 28, 2019. On March 1, 2019, the monthly rent payment increases to $7,705. The lease shall be automatically renewed for two one-year periods at a rate of $7,705 per month from April 1, 2019 through March 31, 2020 and a rate of $7,867 per month from April 1, 2020 until March 31, 2021, unless either party to the lease agreement notifies the other of the intent to terminate the lease in writing at least 180 days prior to the expiration of the current term.

The Company also leases 1,005 square feet of office space in Scottsdale, Arizona. The lease for the Scottsdale office began on July 15, 2018 and continues until July 31, 2021. The current monthly rent payment of $1,608 continues until July 31, 2019. From August 1, 2019 to July 31, 2020, the monthly rent payment increases to $1,656, and from August 1, 2020 to July 31, 2021, the monthly rent payment increases to $1,705.

Future annual minimum lease obligations at September 30, 2018 are as follows:

Year Ending September 30,	Amount
2019	$111,034
2020	113,405
2021	64,259
$288,698

Rent expense totaled $99,209 and $91,246 for the years ended September 30, 2018 and 2017, respectively.